Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues (including revenues from related parties of nil and US$620,181 for the six months ended June 30, 2025 and 2026, respectively)		$ 10,801,733	$ 16,521,009
Cost of revenues		(9,860,407)	(15,416,411)
Gross profit		941,326	1,104,598
Operating expenses
Selling and marketing expenses		(1,555,103)	(1,473,835)
General and administrative expenses		(2,938,158)	(3,738,487)
Total operating expenses		(4,493,261)	(5,212,322)
Loss from operations		(3,551,935)	(4,107,724)
Other income/(expenses)
Gain on fair value change of OET derivative liability		5,395,332
Other income, net		182,843	334,979
Financial expenses, net		(1,556,681)	219,037
Total other income, net		4,021,494	554,016
(Loss)/income before income tax expense		469,559	(3,553,708)
Income tax expense
Net (loss)/income		469,559	(3,553,708)
Other comprehensive (loss)/income:
Foreign currency translation adjustment		1,128,870	(1,267,436)
Total comprehensive (loss)/income		$ 1,598,429	$ (4,821,144)
(Loss)/earnings per ordinary share attributable to shareholders of Polibeli Group Ltd
Basic (in Dollars per share)	[1]	$ 0	$ (0.01)
Diluted (in Dollars per share)	[1]	$ 0	$ (0.01)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	366,387,470	360,000,000
Diluted (in Shares)	[1]	366,387,470	360,000,000

[1]	Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025.